Putnam Investments One Post Office Square Boston, MA 02109 January 4, 2006

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

RE: Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237)) (the “Trust”)
       Putnam International Capital Opportunities Fund and Putnam New Value Fund series
       Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2005.

Comments or questions concerning this certificate may be directed to Stephen J. Tate at 1-800-225-2465, ext. 11648.

Very truly yours,

PUTNAM INVESTMENT FUNDS By: /s/ Charles E. Porter Charles E. Porter Executive Vice President, Associate Treasurer and Principal Executive Officer

cc: ROPES & GRAY, LLP